DEBT (Tables)	3 Months Ended
Dec. 31, 2013
DEBT [Abstract]
Schedule of Maturities of Long-term Debt
Principal repayments of the Term Loan are generally made on the last calendar day of each quarter if that day is considered to be a business day.  As of December 31, 2013, scheduled principal repayments of the Term Loan were as follows:

Fiscal Year	Principal Repayments
Remainder of 2014	$8,751
2015	15,312
2016	21,875
2017	113,750
Total	$159,688